1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventory) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Inventory Disclosure [Abstract]
Raw material	$ 530,079	$ 500,908	$ 501,346
Work-in-progress	371,282	434,536	388,614
Finished goods	212,257	208,624	165,487
Total inventories	$ 1,113,618	$ 1,144,068	$ 1,055,447